Supplementary Information on Oil and Gas Exploration and Production (Unaudited) - Summary of Capitalized Costs for Oil and Gas Exploration and Production Activities Include Both Amounts Expenses and Capitalized (Detail) - INR (₨)
₨ in Millions
	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
India [member]
Acquisition of properties
Proved	₨ 0	₨ 0	₨ 0
Unproved	0	0	0
Exploration costs	(37,060)	(1,506)	(84)
Development costs	75,158	10,923	10,104
Total	38,099	9,417	10,020
Sri Lanka [member]
Acquisition of properties
Proved	0	0	0
Unproved	0	0	0
Exploration costs	5	9	70
Total	5	9	70
South Africa [member]
Acquisition of properties
Proved	0	0	0
Unproved	0	0	0
Exploration costs	9	10	45
Total	₨ 9	₨ 10	₨ 45